Schedule of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Cash and cash equivalents	€ 10,851	€ 11,142	€ 6,804	€ 6,681
Short-term investment	1,000	1,000
Total cash and cash equivalents, and short term investments	€ 11,851	€ 12,142